TOML Acquisition (Details) - Schedule of net assets acquired as part of the TOML acquisition (Parentheticals)	Jun. 30, 2021 $ / shares shares
Schedule of net assets acquired as part of the TOML acquisition [Abstract]
Common shares issued | shares	7,777,777
Common shares issued price | $ / shares	$ 3.60